Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2026
Investments in associates and joint ventures

8. Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2026 and 2025 were as follows:

	06.30.2026	06.30.2025
Beginning of the year	237,881	240,853
Sale of interest in associates	-	(4,991)
Capital contributions (Note 30)	-	47
Share of profit	39,134	37,292
Currency translation adjustment	(436)	128
Dividends (Note 30)	(13,373)	(35,716)
Transfers from/to financial assets (ii)	-	466
Decrease of interest (iii)	-	(198)
End of the year (i)	263,206	237,881

(i)	Includes ARS (184) and ARS (106) reflecting interests in companies with negative equity as of June 30, 2026 and 2025, respectively, which are disclosed in “Provisions” (see Note 19).

(ii)	Corresponds to the shares of GCDI S.A. and Challenger Gold Limited.

(iii)	Relates to the reduction of interest due to the liquidation of Cyrsa S.A.

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2026 and 2025, as well as the Group’s share of the comprehensive results of these companies for the years ended on June 30, 2026, 2025 and 2024:

	% ownership interest		Value of Group’s interest in equity		Group’s interest in comprehensive income / (loss)
Name of the entity	06.30.2026	06.30.2025	06.30.2026	06.30.2025	06.30.2026	06.30.2025	06.30.2024
Associates and joint ventures
New Lipstick	49.96%	49.96%	3,248	1,966	1,281	(45)	(57)
BHSA (1)	29.12%	29.12%	190,441	178,740	15,784	18,215	54,463
BACS	37.72%	37.72%	15,532	14,749	784	601	4,416
Nuevo Puerto Santa Fe	50.00%	50.00%	9,755	11,356	1,399	3,587	544
La Rural SA	50.00%	50.00%	37,836	28,070	16,055	14,924	14,081
GCDI	-	-	-	-	-	693	(10,574)
Other joint ventures	N/A	N/A	6,394	3,000	3,395	(555)	349
Total associates and joint ventures			263,206	237,881	38,698	37,420	63,222

					Financial information
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote		Share capital (nominal value)		(Loss) / profit for the year		Shareholders’ equity
Associates and joint ventures
New Lipstick	USA	Real estate	23,631,037	(*)	47	(*)	(1	)(*)	(51)
BHSA (1)	Argentina	Financial	436,780,922	(**)	1,500	(**)	54,205	(**)	637,787
BACS	Argentina	Financial	33,125,751	(**)	88	(**)	2,078	(**)	41,175
Nuevo Puerto Santa Fe	Argentina	Real estate	138,750		28		2,798		18,738
La Rural SA	Argentina	Organization of events	714,998	(**)	1	(**)	32,364	(**)	75,717

(1)	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium businesses and large companies. The market price of the share is ARS 362 per share.

(*)	Amounts in millions of US Dollars.

(**)	Includes the adjustments necessary to arrive at the balances under IFRS Accounting standards.

La Rural S.A.

In December 2012, the National Executive Branch issued Decree No. 2552/12, which annulled a 1991 decree approving the sale of the Palermo Fairground property to the Argentine Rural Society (Sociedad Rural Argentina, “SRA”) and revoked the related purchase and sale agreement. The SRA filed for injunctive relief seeking to suspend the enforcement of Decree No. 2552/12 and the administrative actions arising therefrom. Such injunction was granted and remains in effect.

IRSA has not been formally notified of, nor is it a party to, the legal proceedings initiated by the SRA. Should the sale ultimately be declared null and void, the decision could affect assets related to the property. The case remains in the evidentiary stage.

There are currently no indications that La Rural S.A.’s usufruct rights over the property may be affected. The Group will continue monitoring the progress of the proceedings in light of the existing legal uncertainty.

Set out below is summarized financial information of the associates and joint ventures considered to be material to the Group:

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets		% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
	06.30.2026
Associates
BHSA	2,732,324	1,207,912	3,269,047	17,083	654,106	(i)	29.12%	190,476	(35)	190,441
Joint ventures
Nuevo Puerto Santa Fe	2,740	26,632	2,025	8,610	18,737		50.00%	9,369	386	9,755
.
	06.30.2025
Associates
BHSA	2,358,673	2,268,697	3,992,329	14,148	620,893	(i)	29.12%	180,804	(2,064)	178,740
Joint ventures
Nuevo Puerto Santa Fe	6,093	26,844	1,803	9,193	21,941		50.00%	10,971	385	11,356

(i)	The amount of net assets includes the non-controlling interest.

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
	06.30.2026
Associates
BHSA	1,287,153	54,205	54,205	(14,022)	(14,690)	(1,523)	(15,801)	(32,014)
Joint ventures
Nuevo Puerto Santa Fe	9,072	2,798	2,798	(6,001)	4,214	(2,853)	(2,170)	(809)
.
	06.30.2025
Associates
BHSA	1,316,136	62,172	62,172	(95,300)	192,931	(3,555)	86,065	275,441
Joint ventures
Nuevo Puerto Santa Fe	8,407	7,175	7,175	(1,034)	4,042	(2,261)	(1,066)	715

BHSA

BHSA is subject to certain restrictions on the distribution of dividends imposed by Central Bank of Argentina (“BCRA”) regulations.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2026 amounted to ARS 205,848. The value in use was estimated based on the present value of the future cash flows expected to be generated by the business. The main assumptions used were as follows:

•	The Group considered a 10-year projection period for the cash flows to be generated by BHSA, including a terminal value.

•	Macroeconomic variables were projected based on internal data and information obtained from external consultants.

•	The discount rate applied to discount the expected real dividend cash flows was 13.53%.

•	Sensitivity analysis indicates that a 1% increase in the discount rate would result in a decrease in value in use of ARS 19,912.

The estimated value in use exceeds the carrying amount of the investment and, therefore, no adjustment to the carrying value of the investment was required.

Puerto Retiro (joint venture):

Puerto Retiro owns a plot of land of 8.2 hectares, whose U.P. zoning restricts its use to port activities. It faces: (i) a request for extension of bankruptcy initiated by the National Government, and (ii) a civil action filed by Tandanor and the Ministry of Defense regarding the bidding of the Dársena Norte property.

On September 7, 2018, the Federal Criminal Oral Court (“TOFC”) No. 5 upheld the statute of limitations defense raised by Puerto Retiro; however, in the criminal case, where Puerto Retiro is not a party, the forfeiture of the “Planta I” property was ordered.

During fiscal year 2019, Puerto Retiro recorded a provision equivalent to 100% of the carrying value of its investment property, subject to reversal if a favorable judgment is obtained.

On November 26, 2024, the Supreme Court of Justice of the Nation annulled the cassation judgment regarding the statute of limitations of the civil action, ordered a new ruling to be issued, and confirmed the forfeiture, ordering its restitution to Tandanor.

On June 24, 2025, Chamber IV of the Federal Court of Cassation annulled the parts of TOFC No. 5 related to the statute of limitations and the destination of the forfeiture and remitted the proceedings to said court for a new resolution. On August 20, 2026, Oral Court No. 5 ordered: (i) the forfeiture of the property known as Tandanor SACIN Plant I; (ii) the restitution of the property to Tandanor SACIN (Sections 23, 29 and 30 of the Argentine Criminal Code); and (iii) the issuance of an official communication to the Assignment Office of the National Court of Civil Appeals so that it may assign the competent National First Instance Civil Court to hear the request for a declaration of the absolute nullity of the deed through which Puerto Retiro S.A. acquired the property known as “Plant I”. The decisions referred to in (i) and (ii) are consistent with the rulings previously issued by the Argentine Supreme Court and the Federal Court of Criminal Cassation and would not appear to be subject to appeal.

The civil court assigned pursuant to item (iii) above is National First Instance Civil Court No. 13, and the case is captioned: “BOFILL, ALEJANDRO ARTURO s/NULIDAD DE ESCRITURA/INSTRUMENTO” No. 069262/2026. The Group has not been notified of the commencement of such proceedings.

It is worth noting that the civil action is directed exclusively against Puerto Retiro and not against IRSA; the facts on which the civil action in criminal jurisdiction is based occurred prior to IRSA’s acquisition of the shares of Puerto Retiro.

As of the issuance date of these Consolidated Financial Statements, the resolution regarding the statute of limitations of the civil action and the destination of the property remains pending.

Given the procedural stage, the final outcome is uncertain.